Document and Entity Information	Mar. 01, 2016
Prospectus:
Document Type	497
Document Period End Date	Mar. 01, 2016
Registrant Name	Direxion Shares ETF Trust
Central Index Key	0001424958
Amendment Flag	false
Document Creation Date	Mar. 01, 2016
Document Effective Date	Mar. 01, 2016
Prospectus Date	Feb. 29, 2016
Direxion Daily 7-10 Year Treasury Bear 1X Shares | Direxion Daily 7-10 Year Treasury Bear 1X Shares
Prospectus:
Trading Symbol	TYNS
Direxion Daily 20+ Year Treasury Bear 1X Shares | Direxion Daily 20+ Year Treasury Bear 1X Shares
Prospectus:
Trading Symbol	TYBS
Direxion Daily 7-10 Year Treasury Bull 1.25X Shares | Direxion Daily 7-10 Year Treasury Bull 1.25X Shares
Prospectus:
Trading Symbol	LLST
Direxion Daily 20+ Year Treasury Bull 1.25X Shares | Direxion Daily 20+ Year Treasury Bull 1.25X Shares
Prospectus:
Trading Symbol	LLTT
Direxion Daily 7-10 Year Treasury Bear 2X Shares | Direxion Daily 7-10 Year Treasury Bear 2X Shares
Prospectus:
Trading Symbol	SYTS
Direxion Daily 20+ Year Treasury Bull 2X Shares | Direxion Daily 20+ Year Treasury Bull 2X Shares
Prospectus:
Trading Symbol	TYTL
Direxion Daily 20+ Year Treasury Bear 2X Shares | Direxion Daily 20+ Year Treasury Bear 2X Shares
Prospectus:
Trading Symbol	TYTS
Direxion Daily 7-10 Year Treasury Bull 3X Shares | Direxion Daily 7-10 Year Treasury Bull 3X Shares
Prospectus:
Trading Symbol	TYD
Direxion Daily 7-10 Year Treasury Bear 3X Shares | Direxion Daily 7-10 Year Treasury Bear 3X Shares
Prospectus:
Trading Symbol	TYO
Direxion Daily 20+ Year Treasury Bull 3X Shares | Direxion Daily 20+ Year Treasury Bull 3X Shares
Prospectus:
Trading Symbol	TMF
Direxion Daily 20+ Year Treasury Bear 3X Shares | Direxion Daily 20+ Year Treasury Bear 3X Shares
Prospectus:
Trading Symbol	TMV